UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

x	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2013 to September 30, 2013

Date of Report (Date of earliest event reported):

September 30, 2013

Santander Consumer (UK) plc[1]

(Exact name of securitizer as specified in its charter)

025-01317	0001569636
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Mark Pain, +44 1737 853010

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ÿ

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) X

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ÿ

1	Santander Consumer (UK) plc, as securitizer, is filing this Form ABS-15G in respect of asset-backed securities issued in securitization transactions sponsored by it and outstanding during the third quarterly reporting period in the auto loan asset class, and issued and offered by the issuing entities Motor 2012 PLC and Motor 2013 PLC in offerings in reliance on Rule 144A under the U.S. Securities Act of 1933, as amended (the Securities Act). The information included in this Form does not include Santander Consumer (UK) plc's securitization transactions under which asset-backed securities are issued and sold solely in offerings outside the United States in reliance on Regulation S under the Securities Act.

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Santander Consumer (UK) plc

(Securitizer)

By: /s/ Mark Pain

Name:   Mark Pain

Title:	Senior officer in charge of securitization of the securitizer

Date: November 5, 2013